SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 – SUBSEQUENT EVENTS

Insurance proceeds for an underground COW (“control of well”) event were received in April 2019. Several partial payments totaling approximately $2.0 million were received through the filing of this report.

Loan proceeds of $1 million were received under the $11 million Term Loan Facility described in Note 5 in April 2019.

NOTE 12 – SUBSEQUENT EVENTS

In October 2018, the Company purchased an insurance policy for $159,995 and financed $146,310 of the premium by executing a note payable.

In October 2018, the Company paid the 80% lease bonus payment and the first year rentals in the amount of $139,809 and was awarded Gulf of Mexico lease block Eugene Island, South Addition 371.

In November 2018, the Company paid the 80% lease bonus payment and the first year rentals in the amount of $187,809 and was awarded Gulf of Mexico lease block Vermillion, South Addition 376.